Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Intangible Assets [Abstract]
Summary of Intangible Assets

(1) Intangible assets as of December 31, 2017, 2016 and January 1, 2016 are as follows:

	December 31, 2017
	(In millions of Korean Won)
	Acquisition price		Accumulated amortization(*)		Book amount
Software	~~W~~	10,536	~~W~~	(10,472)	~~W~~	64
Industrial property rights		517		(440)		77
Other intangible assets		3,331		(2,436)		895
Total	~~W~~	14,384	~~W~~	(13,348)	~~W~~	1,036

	December 31, 2016
	(In millions of Korean Won)
	Acquisition price		Accumulated amortization(*)		Book amount
Software	~~W~~	10,527	~~W~~	(10,412)	~~W~~	115
Industrial property rights		505		(416)		89
Other intangible assets		2,204		(2,174)		30
Total	~~W~~	13,236	~~W~~	(13,002)	~~W~~	234

	January 1, 2016
	(In millions of Korean Won)
	Acquisition price		Accumulated amortization(*)		Book amount
Software	~~W~~	10,506	~~W~~	(10,273)	~~W~~	233
Industrial property rights		509		(400)		109
Other intangible assets		2,225		(2,175)		50
Total	~~W~~	13,240	~~W~~	(12,848)	~~W~~	392

(*)Includes accumulated impairment losses.

Summary of Changes In Intangible Assets

(2) Changes in intangible assets for the years ended December 31, 2017 and 2016 are as follows:

	2017
	(In millions of Korean won)
	Software		Industrial property rights			License		Other intangible assets	Total
Beginning of the year	~~W~~	115	~~W~~	89	~~W~~	—	~~W~~	30	~~W~~	234
Acquisitions		36		12		1,104		25		1,177
Amortization		(87)		(24)		(31)		(3)		(145)
Disposals		—		—		—		—		—
Impairment		—		—		(230)		—		(230)
Translation differences		—		—		—		—		—
End of the year	~~W~~	64	~~W~~	77	~~W~~	843	~~W~~	52	~~W~~	1,036

	2016
	(In millions of Korean won)
	Software		Industrial property rights			License	Other intangible assets		Total
Beginning of the year	~~W~~	233	~~W~~	109	~~W~~	—	~~W~~	50	~~W~~	392
Acquisitions		13		9		—		—		22
Amortization		(131)		(24)		—		(21)		(176)
Disposals		—		—		—		—		—
Impairment		—		(5)		—		—		(5)
Translation differences		—		—		—		1		1
End of the year	~~W~~	115	~~W~~	89	~~W~~	—	~~W~~	30	~~W~~	234

(*)The Company recognized an impairment loss of Won 230 million in the mobile segment as the carrying amount of the license exceeds its fair value less cost of disposal.

Summary of Amortization of Intangible Assets

(3) Details of amortization of intangible assets for the years ended December 31, 2017 and 2016 are as follows

	2017		2016
	(In millions of Korean won)
Cost of revenue	~~W~~	40	~~W~~	94
Selling, general and administrative expenses		68		53
Research and development		37		29
Total	~~W~~	145	~~W~~	176